Segment Information Underwriting Margins and Combined Ratios for our Underwriting Operations (Details) - Underwriting Operations	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personal Lines Segment | Agency Channel
Segment Reporting Information [Line Items]
Underwriting Margin	11.20%	11.00%	7.50%
Combined Ratio	88.80%	89.00%	92.50%
Personal Lines Segment | Direct Channel
Segment Reporting Information [Line Items]
Underwriting Margin	7.70%	8.40%	6.30%
Combined Ratio	92.30%	91.60%	93.70%
Operating Segments
Segment Reporting Information [Line Items]
Underwriting Margin	9.10%	9.40%	6.60%
Combined Ratio	90.90%	90.60%	93.40%
Operating Segments | Personal Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin	9.50%	9.70%	6.90%
Combined Ratio	90.50%	90.30%	93.10%
Operating Segments | Commercial Lines Segment
Segment Reporting Information [Line Items]
Underwriting Margin	10.40%	13.30%	7.70%
Combined Ratio	89.60%	86.70%	92.30%
Operating Segments | Property Segment
Segment Reporting Information [Line Items]
Underwriting Margin	(1.70%)	(6.90%)	(5.10%)
Combined Ratio	101.70%	106.90%	105.10%
Combined ratio amortization points	0.043	0.056	0.067